Note 3 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, plant, and equipment, gross	$ 179	$ 104
Less: accumulated depreciation	(56)	(24)
Property and equipment, net	123	80
Office Equipment [Member]
Property, plant, and equipment, gross	39	17
Laboratory Equipment [Member]
Property, plant, and equipment, gross	104	49
Furniture and Fixtures [Member]
Property, plant, and equipment, gross		2
Automobiles [Member]
Property, plant, and equipment, gross	23	23
Leasehold Improvements [Member]
Property, plant, and equipment, gross	$ 13	$ 13